Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment [Abstract]
Property, plant and equipment

(Millions of US dollars)	Land	Buildings	Machinery and Equipment	Construction In Progress[1]	Total

Balance at 31 March 2010:
Cost	$18.1	$205.2	$897.9	$47.7	$1,168.9
Accumulated depreciation	-	(57.0)	(401.3)	-	(458.3)

Net book value	18.1	148.2	496.6	47.7	710.6

Changes in net book value:
Capital expenditures	0.2	4.4	58.9	(13.2)	50.3
Retirements and sales	-	-	(0.7)	-	(0.7)
Depreciation	-	(9.5)	(53.4)	-	(62.9)
Foreign currency translation adjustments	-	-	10.4	-	10.4

Total changes	0.2	(5.1)	15.2	(13.2)	(2.9)

Balance at 31 March 2011:
Cost	18.3	209.6	966.5	34.5	1,228.9
Accumulated depreciation	-	(66.5)	(454.7)	-	(521.2)

Net book value	$18.3	$143.1	$511.8	$34.5	$707.7

Changes in net book value:
Capital expenditures	-	-	28.6	7.2	35.8
Retirements and sales	-	-	(0.3)	-	(0.3)
Depreciation	-	(8.8)	(56.4)	-	(65.2)
Impairment of long-lived assets	-	-	(14.3)	-	(14.3)
Foreign currency translation adjustments	-	-	1.8	-	1.8

Total changes	-	(8.8)	(40.6)	7.2	(42.2)

Balance at 31 March 2012:
Cost	18.3	209.6	982.3	41.7	1,251.9
Accumulated depreciation	-	(75.3)	(511.1)	-	(586.4)

Net book value	$18.3	$134.3	$471.2	$41.7	$665.5

[1] Construction in progress consists of plant expansions and upgrades.